PORTFOLIO OF INVESTMENTS
as of August 31, 2024 (Unaudited)
1
Voya Target
Retirement 2065 Fund
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 27 .8%
18,041  iShares Core S&P Mid-
Cap ETF
$ 1,116,557
6 .6
5,745  iShares Core S&P
Small-Cap ETF
669,293
3 .9
50,294  Vanguard FTSE
Developed Markets
ETF
2,634,903
15 .5
6,904  Vanguard FTSE
Emerging Markets ETF
308,747
1 .8
Total Exchange-Traded
Funds
(Cost $4,064,709)
4,729,500
27 .8
MUTUAL FUNDS : 72 .2%
Affiliated Investment Companies : 16 .5%
77,988  Voya Intermediate
Bond Fund - Class R6
694,091
4 .1
142,028  Voya Multi-Manager
International Equity
Fund - Class I
1,582,188
9 .3
45,084  Voya VACS Series
EME Fund
520,271
3 .1
2,796,550
16 .5
Unaffiliated Investment Companies : 55 .7%
152,478  Nuveen S&P 500 Index
Fund - Class R6
9,482,605
55 .7
Total Mutual Funds
(Cost $10,184,067)
12,279,155
72 .2
Total Long-Term
Investments
(Cost $14,248,776)
17,008,655
100 .0
Total Investments in
Securities
(Cost $14,248,776) $ 17,008,655 100 .0
Assets in Excess of
Other Liabilities 4,982 0.0
Net Assets $ 17,013,637 100.0

PORTFOLIO OF INVESTMENTS
as of August 31, 2024 (Unaudited) (continued)
2
Voya Target
Retirement 2065 Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of August 31, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
August 31, 2024
Asset Table
Investments, at fair value
Exchange-Traded Funds $ 4,729,500 $ — $ — $ 4,729,500
Mutual Funds 12,279,155 — — 12,279,155
Total Investments, at fair value $ 17,008,655 $ — $ — $ 17,008,655
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended August 31, 2024, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 5/31/2024
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
8/31/2024
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Intermediate Bond Fund -
Class R6
$ 446,109 $ 242,142 $ (15,523) $ 21,363 $ 694,091 $ 6,942 $ (186) $ —
Voya Multi-Manager International
Equity Fund - Class I
1,334,744 373,772 (179,026) 52,698 1,582,188 — 27,723 —
Voya VACS Series EME Fund
452,582 76,280 (27,392) 18,801 520,271 — 2,540 —
$ 2,233,435 $ 692,194 $ (221,941) $ 92,862 $ 2,796,550 $ 6,942 $ 30,077 $ —
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 2,759,878
Gross Unrealized Depreciation —
Net Unrealized Appreciation $ 2,759,878